Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Restricted cash	¥ 77,200	¥ 72,400
Allowances for accounts receivable	300	100
Deferred revenue		2,174
Other income	2,400	600	¥ 2,900
Advertising and market promotion expenses		100	100
Shipping and handling fees amount	800	1,600	1,400
Research and development costs	16,600	16,000	14,100
Benefit expenses	¥ 1,000	1,300	1,100
Registered capital percentage	50.00%
Reserves and surplus percentage	10.00%
Statutory reserve funds
Exchange rate	7.095
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Government Grants [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue	¥ 6,200	8,700
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	56,900
Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	37,800	44,400
Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	11,000	14,000
Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	24,300	25,900
Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	6,000	11,900
Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	20,000	25,800
Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	4,500	9,400
Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	¥ 3,900	¥ 8,600
Before May 1, 2018 [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	17.00%
From May 1, 2018 to April 1, 2019 [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	16.00%
After April 1, 2019 [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	13.00%